Equity Capital Structure, Underwritten Common Stock and Class A Warrants Follow-On Offering (Details)			3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 26, 2020 USD ($) shares	Oct. 17, 2019 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Jun. 23, 2020 $ / shares shares
Equity Capital Structure [Abstract]
Number of units included in June Equity Offering (in shares)								59,110,000
Gross proceeds from issuance of common stock and warrants | $			$ 0		$ 39,053,325	$ 2,625,590	$ 0
Net proceeds from issuance of common stock and warrants | $						$ 2,319,701
Prefunded Warrant [Member]
Equity Capital Structure [Abstract]
Number of securities included in each unit offered (in shares)								1
Number of securities called by each warrant (in shares)								1
Warrant exercise price per share (in dollars per share) | $ / shares								$ 0.01
Class A Warrant [Member]
Equity Capital Structure [Abstract]
Number of securities included in each unit offered (in shares)								1
Number of securities called by each warrant (in shares)								1
Warrant exercise price per share (in dollars per share) | $ / shares				$ 0.35	$ 0.35			$ 0.35
Issuance of warrants (in shares)	59,110,000
Net proceeds from issuance of common stock and warrants | $				$ 1,056,825
Term of warrant				5 years	5 years
Warrants exercised (in shares)				3,019,500
Warrants outstanding (in shares)				56,090,500	56,090,500
Fair value of warrants | $				$ 22,400,000	$ 22,400,000
Percentage increase in volatility causing increase in fair value of warrants					5.00%
Percentage increase in fair value of warrants due to increase in volatility					1.40%
Class A Warrant [Member] | Historical Volatility Measurement Input [Member]
Equity Capital Structure [Abstract]
Measurement input				1.535	1.535
Class A and Prefunded Warrant [Member]
Equity Capital Structure [Abstract]
Warrant exercise price per share (in dollars per share) | $ / shares								$ 0.34
Common Stock [Member]
Equity Capital Structure [Abstract]
Number of securities included in each unit offered (in shares)								1
Issuance of common stock (in shares)		300,000				618,112
June Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares)	59,082,686
Gross proceeds from issuance of common stock and warrants | $	$ 20,700,000
Net proceeds from issuance of common stock and warrants | $	$ 18,600,000
June Equity Offering [Member] | Common Stock [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares)					59,082,686
Over-Allotment Option [Member]
Equity Capital Structure [Abstract]
Issuance of units (in shares)	7,710,000